Fair Value Measurement - Schedule of Assumptions Used to Value the Private Warrant Liabilities (Details) - Black-Scholes Merton Model [Member]	Mar. 31, 2025	Dec. 10, 2024
Exercise Price [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	11.5	11.5
Share price [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	5.1	12.2
Volatility [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	35.9	1
Expected life (in years) [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	4.7	5
Risk-free rate [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	3.95	4.09
Dividend yield [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input